Share-based Compensation (Details 6)	12 Months Ended
	Dec. 31, 2015 CNY (¥) installment	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share Based Compensation
Compensation expenses | ¥	¥ 684,467,000	¥ 349,277,000	¥ 306,308,000
Stock Option
Share Based Compensation
Compensation expenses | ¥	¥ 0	¥ 0
Certain subsidiaries including Lede Inc. | Stock Option | Vesting option I
Share Based Compensation
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Certain subsidiaries including Lede Inc. | Stock Option | Vesting option II
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	2
Certain subsidiaries including Lede Inc. | Stock Option | Vesting option III
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	4
Certain subsidiaries including Lede Inc. | Stock Option | Vesting option IV
Share Based Compensation
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5
Certain subsidiaries including Lede Inc. | Stock Option I
Share Based Compensation
Expiration period	5 years
Certain subsidiaries including Lede Inc. | Stock Option II
Share Based Compensation
Expiration period	6 years